SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Information To Statements Of Comprehensive Income Abstract
Share options	$ 0	$ 0	$ (239)
Exchange rate differences	(5)	(138)	(53)
Loss from marketable securities, net	0	0	(769)
Interest	(1,122)	(1,296)	(1,033)
Call+Put options	(144)	(89)	0
Others	(197)	(268)	(261)
Financial expenses	$ (1,468)	$ (1,791)	$ (2,355)